Horizon Active Asset Allocation Fund
Schedule of Investments
August 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 81.5%	Shares	Value
Avantis International Small Cap Value ETF	407,466	$ 45,823,626
Goldman Sachs Equal Weight US Large Cap Equity ETF (a)	161,608	15,723,650
Invesco KBW Bank ETF (a)	252,286	24,063,039
Invesco S&P 500 Equal Weight ETF	180,551	39,611,084
iShares Bitcoin Trust ETF (b)	202,616	9,050,857
iShares Core MSCI Emerging Markets ETF	950,282	77,666,548
iShares Core MSCI International Developed Markets ETF	1,218,427	112,862,893
iShares International Select Dividend ETF	655,010	29,383,749
iShares MSCI All Country Asia ex Japan ETF (a)	204,985	23,934,049
iShares MSCI Japan ETF (a)	243,524	23,349,081
State Street Communication Services Select Sector SPDR ETF (a)	184,003	20,508,974
State Street Health Care Select Sector SPDR ETF (a)	139,995	23,874,747
State Street SPDR Portfolio S&P 500 Growth ETF (c)	1,324,982	160,177,074
State Street SPDR S&P Regional Banking ETF (a)	419,579	30,864,231
TOTAL EXCHANGE TRADED FUNDS (Cost $509,309,859)		636,893,602

COMMON STOCKS - 18.5%	Shares	Value
Aerospace & Defense - 0.1%
AeroVironment, Inc. (b)	5,834	865,474

Automobiles - 0.6%
Tesla, Inc. (b)	13,506	4,969,533

Banks - 0.1%
JPMorgan Chase & Co.	2,713	965,882

Broadline Retail - 1.1%
Amazon.com, Inc. (b)	32,889	8,543,575

Capital Markets - 0.3%
Goldman Sachs Group, Inc.	1,101	1,129,516
Morgan Stanley	4,726	1,008,150
		2,137,666

Communications Equipment - 0.2%
Cisco Systems, Inc.	11,964	1,321,902

Construction & Engineering - 0.1%
Quanta Services, Inc.	1,364	828,071

Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	1,106	1,043,942
Dollar General Corp.	8,350	1,058,363
Walmart, Inc.	15,155	1,589,305
		3,691,610

Diversified Telecommunication Services - 0.1%
Space Exploration Technologies Corp. - Class A (b)	7,711	1,107,994

Electric Utilities - 0.1%
Constellation Energy Corp.	2,403	660,272

Electrical Equipment - 0.6%
ABB Ltd. - ADR	10,502	1,023,420
Bloom Energy Corp. - Class A (b)	2,936	605,697
GE Vernova, Inc.	1,171	1,052,179
Rockwell Automation, Inc.	2,680	1,137,472
Schneider Electric SE - ADR	15,387	1,052,163
		4,870,931

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. - Class A	6,412	1,016,623
Cognex Corp.	19,686	1,200,058
Corning, Inc.	6,808	1,012,554
		3,229,235

Entertainment - 0.1%
Netflix, Inc. (b)	6,346	514,343

Financial Services - 0.2%
Berkshire Hathaway, Inc. - Class B (b)	994	501,006
MasterCard, Inc. - Class A	899	529,790
Visa, Inc. - Class A	1,706	647,205
		1,678,001

Health Care Providers & Services - 0.2%
McKesson Corp.	1,287	1,139,407

Industrial Conglomerates - 0.1%
Siemens AG - ADR	6,485	1,072,619

Insurance - 0.1%
American International Group, Inc.	13,453	1,027,271

Interactive Media & Services - 1.3%
Alphabet, Inc. - Class A	26,623	9,034,515
Meta Platforms, Inc. - Class A	1,931	1,105,189
		10,139,704

Machinery - 0.3%
Caterpillar, Inc.	1,852	1,476,914
Cummins, Inc.	1,415	798,626
		2,275,540

Metals & Mining - 0.6%
BHP Group Ltd. - ADR (a)	12,396	1,164,232
Newmont Goldcorp Corp.	9,671	1,219,126
Rio Tinto PLC - ADR	9,992	1,024,180
Southern Copper Corp.	5,410	1,130,019
		4,537,557

Oil, Gas & Consumable Fuels - 0.1%
ExxonMobil Holdings Corp.	4,268	686,935

Pharmaceuticals - 0.4%
Eli Lilly & Co.	2,363	2,733,353
Johnson & Johnson	2,569	682,969

		3,416,322

Professional Services - 0.3%
Jacobs Solutions, Inc.	12,720	1,895,916

Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc. (b)	6,465	3,043,205
Applied Materials, Inc.	3,213	1,472,807
ARM Holdings PLC - ADR (b)	3,390	820,075
ASML Holding NV	1,530	2,594,895
Broadcom, Inc.	12,968	4,802,569
Cerebras Systems, Inc. - Class A (a)(b)	4,216	776,756
First Solar, Inc. (b)	3,002	606,104
Infineon Technologies AG - ADR	12,925	845,424
Intel Corp. (b)	18,093	1,619,504
KLA Corp.	6,594	1,156,917
Lam Research Corp.	5,022	1,514,083
Marvell Technology, Inc.	5,316	1,125,185
Micron Technology, Inc.	4,732	4,536,710
NVIDIA Corp.	78,522	17,336,087
QUALCOMM, Inc.	5,636	960,825
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	14,777	6,137,184
Texas Instruments, Inc.	4,027	1,050,685
Tokyo Electron Ltd. - ADR	6,088	1,067,409
		51,466,424

Software - 2.4%
Cadence Design Systems, Inc. (b)	2,681	908,269
Crowdstrike Holdings, Inc. - Class A (b)	5,456	1,260,336
Gen Digital, Inc.	62,225	1,928,975
Microsoft Corp.	16,894	8,570,157
Nebius Group NV (a)(b)	4,366	900,793
Oracle Corp.	10,072	1,501,937
Palantir Technologies, Inc. - Class A (b)	12,653	2,358,266
Palo Alto Networks, Inc. (b)	3,304	1,262,558
		18,691,291

Specialty Retail - 0.0% (d)
Home Depot, Inc.	746	244,561

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	30,122	9,544,156
Dell Technologies, Inc. - Class C	2,937	1,339,301
Sandisk Corp. (b)	686	1,074,756
Western Digital Corp.	1,542	694,748
		12,652,961
TOTAL COMMON STOCKS (Cost $125,853,943)		144,630,997

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.59% (e)	95,684,646	95,684,646
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $95,684,646)		95,684,646

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.59% (e)	444,250	444,250
TOTAL MONEY MARKET FUNDS (Cost $444,250)		444,250

TOTAL INVESTMENTS - 112.3% (Cost $731,292,698)		877,653,495
Liabilities in Excess of Other Assets - (12.3)%	(0.12324)	(96,295,489)
TOTAL NET ASSETS - 100.0%		$ 781,358,006

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $92,999,944.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $37,475,900.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon Active Asset Allocation Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 636,893,602	$ –	$ –	$ 636,893,602
Common Stocks	144,630,997	–	–	144,630,997
Investments Purchased with Proceeds from Securities Lending	95,684,646	–	–	95,684,646
Money Market Funds	444,250	–	–	444,250
Total Investments	$ 877,653,495	$ –	$ –	$ 877,653,495

Refer to the Schedule of Investments for further disaggregation of investment categories.